IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 4,726	$ 4,552
Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2,903
Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	573
Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	536
Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	590
Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	124
Less than 1 month [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	704	607
Less than 1 month [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	97
Less than 1 month [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	3
Less than 1 month [member] | Underwriting commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	590
Less than 1 month [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	14
1 - 3 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	210	263
1 - 3 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	173
1 - 3 months [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	9
1 - 3 months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	28
3 - 6 months [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	343	292
3 - 6 months [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	302
3 - 6 months [member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	41
6 - 9 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	299	321
6 - 9 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	254
6 - 9 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2
6 - 9 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	2
6 - 9 months [Member] | Pension contribution [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	41
9 - 12 months [Member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	252	279
9 - 12 months [Member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	246
9 - 12 months [Member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	5
9 - 12 months [Member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
1 - 2 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	759	737
1 - 2 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	730
1 - 2 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	28
1 - 2 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1
2 - 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	961	850
2 - 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	819
2 - 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	97
2 - 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	45
Over 5 years [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	1,198	$ 1,203
Over 5 years [member] | Purchase obligations [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	282
Over 5 years [member] | Future lease commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	441
Over 5 years [member] | Investment commitments [member]
Disclosure Of Other Contractual Obligations [line items]
Contractual obligations	$ 475